Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 20. Stock-Based compensation

For the years ended December 31, 2023 and 2022, stock-based compensation expense recognized in SG&A expenses was approximately $5.4 million and $3.0 million, respectively.

Stock Award Plans

The Company maintains stock incentive plans to attract, motivate and retain management, key employees, directors, and consultants. These plans provide for discretionary awards of, among others, stock options, stock awards, stock unit awards, and stock appreciation rights to participants (collectively, share-based awards).

Restricted Stock Awards

The following table summarizes our restricted stock awards activity:

	Number of Units	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	867,500	$4.20
Granted	136,000	$2.72
Vested	(543,500)	$3.78
Forfeited	—	$—
Outstanding as of December 31, 2022	460,000	$4.32
Granted	559,000	$1.65
Vested	(794,000)	$2.42
Forfeited	—	$—
Outstanding as of December 31, 2023	225,000	$4.33

As of December 31, 2022, there was approximately $2.3 million of net unrecognized compensation cost related to unvested stock-based compensation to be recognized over the remaining weighted average period of 1.40 years.

As of December 31, 2023, there was approximately $1.1 million of net unrecognized compensation cost related to unvested stock-based compensation to be recognized over the remaining weighted average period of 1.58 years.

Stock Options

Stock options outstanding at December 31, 2023 and 2022, as disclosed in the below table, have approximately ($4.4 million) and ($6.1 million) of intrinsic value, respectively.

A summary of the status of the Company’s outstanding stock options and changes during the years ended December 31, 2023 and 2022, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2022	2,179,892	$4.54	$2.44	5.93
Granted	190,000	$1.92	$1.43	6.85
Exercised	—	$—	$—	—
Cancelled	(250,000)	$5.35	$—	—
Expired	(191)	$—	$—	—
Balance outstanding at December 31, 2022	2,119,701	$4.16	$2.25	5.23

Options exercisable at December 31, 2022	1,259,701	$3.51	$1.68	6.25

Balance at January 1, 2023	2,119,701	$4.16	$2.25	5.23
Granted	395,000	$2.37	$2.37	4.06
Exercised	—	$—	$—	—
Cancelled	(266,284)	$5.88	$—	—
Expired	(3,084)	$—	$—	—
Balance outstanding at December 31, 2023	2,245,333	$3.63	$2.88	4.26

Options exercisable at December 31, 2023	1,771,997	$3.31	$2.86	4.63

For the year ended  December 31, 2022, the Company granted 190,000 stock options valued at approximately $1.10 - $1.92 per option, using a Black-Scholes option pricing model with the following assumptions: stock price of $1.71 - $2.20 per share (based on closing price of the Company’s common stock on the date of grant), volatility of 75% - 100%, expected term of 5 to 10 years and a risk free interest rate of 2.66% to 4.39%.

For the year ended  December 31, 2023, the Company granted 395,000 stock options valued at approximately $1.98-$2.64 per option, using a Black-Scholes option pricing model with the following assumptions: stock price of $1.98-$2.64 per share (based on closing price of the Company’s common stock on the date of grant), volatility of 502%-504%, expected term of 2-5 years, and a risk free interest rate of 3.31%-3.71%.

As of  December 31, 2022, there was approximately $1.4 million of net unrecognized compensation cost related to unvested stock options to be recognized over the remaining weighted average period of  3.73 years.

As of December 31, 2023, there was approximately $1.4 million of net unrecognized compensation cost related to unvested stock options to be recognized over the remaining weighted average period of 2.88 years.